Cambria Value and Momentum ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 88.9%	Shares	Value
Communication Services - 1.8%
Scholastic Corp.	22,228	$ 903,568
Ziff Davis, Inc. (a)	20,345	1,079,913
		1,983,481

Consumer Discretionary - 15.5%
BorgWarner, Inc.	13,387	853,287
Callaway Golf Co. (a)	52,682	972,510
Dana, Inc.	32,883	885,539
Ford Motor Co.	67,433	989,916
Garrett Motion, Inc.	27,973	871,359
General Motors Co.	11,957	1,062,499
G-III Apparel Group Ltd.	28,080	1,022,393
Gold.com, Inc.	22,276	921,335
Kohl's Corp.	53,854	1,030,766
Laureate Education, Inc. (a)	25,808	988,704
La-Z-Boy, Inc.	23,425	922,477
Lear Corp.	6,907	902,330
Macy's, Inc.	39,418	978,355
Perdoceo Education Corp.	28,853	917,814
Phinia, Inc.	11,724	862,769
Rush Street Interactive, Inc. (a)	31,991	860,878
Travel + Leisure Co.	12,490	949,490
Visteon Corp.	8,151	852,106
		16,844,527

Consumer Staples - 1.8%
Seneca Foods Corp. - Class A (a)	5,866	970,764
Spectrum Brands Holdings, Inc.	11,310	1,003,989
		1,974,753

Energy - 18.8%
APA Corp.	27,588	1,029,584
Chord Energy Corp.	7,586	1,064,923
Devon Energy Corp.	21,757	981,893
Forum Energy Technologies, Inc. (a)	18,794	1,177,820
Helmerich & Payne, Inc.	26,526	917,004
HF Sinclair Corp.	14,380	1,315,339
Liberty Energy, Inc.	34,901	652,998
Murphy Oil Corp.	26,210	1,041,585
NOV, Inc.	50,351	978,320
Oil States International, Inc. (a)	119,503	969,169
Ovintiv, Inc.	17,205	1,074,624
Par Pacific Holdings, Inc. (a)	18,620	1,601,879
Patterson-UTI Energy, Inc.	93,750	982,500
PBF Energy, Inc. - Class A	23,201	1,676,968
Peabody Energy Corp.	38,947	830,350
ProPetro Holding Corp. (a)	64,442	715,306
Talos Energy, Inc. (a)	67,627	1,026,578
Valero Energy Corp.	3,874	1,212,175
World Kinect Corp.	29,557	1,178,142
		20,427,157

Financials - 20.3%

Assurant, Inc.	3,558	993,358
Bread Financial Holdings, Inc.	9,096	983,005
Capital One Financial Corp.	4,773	997,605
Citigroup, Inc.	6,511	862,382
Citizens Financial Group, Inc.	13,683	980,387
Enova International, Inc. (a)	4,474	1,137,022
Enterprise Financial Services Corp.	14,598	967,994
First Horizon Corp.	37,838	970,166
Green Dot Corp. - Class A (a)	71,521	937,640
Happen, Inc. (a)	49,793	953,038
Hartford Insurance Group, Inc.	7,188	1,020,049
Heritage Insurance Holdings, Inc. (a)	37,838	1,111,302
Jackson Financial, Inc. - Class A	8,591	1,050,508
Lincoln National Corp.	24,720	1,127,479
Loews Corp.	8,537	990,377
Mercury General Corp.	8,866	949,726
MGIC Investment Corp.	35,638	1,070,566
Old Republic International Corp.	23,691	1,023,688
Pathward Financial, Inc.	11,108	980,170
Reinsurance Group of America, Inc.	4,458	1,055,877
Synchrony Financial	12,580	953,438
UMB Financial Corp.	6,768	986,301
		22,102,078

Health Care - 9.7%
agilon health, Inc. (a)	8,450	774,104
AMN Healthcare Services, Inc. (a)	30,219	1,016,265
Cardinal Health, Inc.	4,124	948,644
Climb Bio, Inc. (a)	76,753	913,361
Exelixis, Inc. (a)	18,388	975,116
McKesson Corp.	1,235	1,057,395
Nutex Health, Inc. (a)(b)	6,411	945,174
Pediatrix Medical Group, Inc. (a)	39,567	1,048,921
Protagonist Therapeutics, Inc. (a)	7,935	1,084,238
PTC Therapeutics, Inc. (a)	11,494	781,707
Tactile Systems Technology, Inc. (a)	35,692	1,005,443
		10,550,368

Industrials – 11.8%
Blue Bird Corp. (a)	12,806	952,638
EnerSys	4,225	786,061
Healthcare Services Group, Inc. (a)	41,681	971,167
Interface, Inc.	29,128	997,925
Matson, Inc.	4,822	976,889
Mueller Industries, Inc.	13,850	919,778
Nextpower, Inc. - Class A (a)	7,825	703,233
NWPX Infrastructure, Inc. (a)	6,810	838,175
OPENLANE, Inc. (a)	24,521	974,955
Oshkosh Corp.	6,766	963,546
Pitney Bowes, Inc.	55,371	970,654
Terex Corp.	13,895	873,162
Tutor Perini Corp.	11,654	976,023
United Airlines Holdings, Inc. (a)	7,767	942,370
		12,846,576

Information Technology - 4.9%
Arrow Electronics, Inc. (a)	4,188	906,995
Ingram Micro Holding Corp.	33,324	940,070
Photronics, Inc. (a)	29,923	906,368

Plexus Corp. (a)	3,271		822,133
TD SYNNEX Corp.	3,254		832,048
Vistance Networks, Inc.	75,525		886,663
			5,294,277

Materials – 3.6%
Alcoa Corp.	17,140		775,756
CF Industries Holdings, Inc.	9,240		1,156,756
DuPont de Nemours, Inc.	6,905		946,031
Newmont Corp.	9,649		904,208
Resolute Forest Products (a)(c)	66,033		93,767
			3,876,518

Utilities - 0.7%
Hallador Energy Co. (a)	53,247		757,172
TOTAL COMMON STOCKS (Cost $85,089,975)			96,656,907

SHORT-TERM INVESTMENTS - 7.3%	Shares		Value
Investments Purchased with Proceeds from Securities Lending – 0.2%
First American Government Obligations Fund - Class X, 3.58% (d)	196,820		196,820

Money Market Funds – 7.1%
First American Treasury Obligations Fund - Class X, 3.60% (d)	7,709,563		7,709,563
TOTAL SHORT-TERM INVESTMENTS (Cost $7,906,383)			7,906,383

TOTAL INVESTMENTS - 96.2% (Cost $92,996,358)			104,563,290
Other Assets in Excess of Liabilities - 3.8%		0.03795	4,124,736
TOTAL NET ASSETS - 100.0%			$ 108,688,026

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $191,217 or 0.2% of the Fund’s net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $93,767 or 0.1% of net assets as of July 31, 2026.

(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Cambria Value and Momentum ETF
Schedule of Futures Contracts
July 31, 2026 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
S&P 500 Index	(112)	09/18/2026	$ (42,107,800)	$ (106,539)
Net Unrealized Appreciation (Depreciation)		$ –	$ –	$ (106,539)

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Cambria Value and Momentum ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3(a)	Total
Assets:
Investments:
Common Stocks	$ 96,563,140	$ –	$ 93,767	$ 96,656,907
Money Market Funds	7,709,563	–	–	7,709,563
Investments Purchased with Proceeds from Securities Lending	196,820	–	–	196,820
Total Investments	$ 104,469,523	$ –	$ 93,767	$ 104,563,290

Liabilities:
Other Financial Instruments:
Futures Contracts(b)	$ (106,539)	$ –	$ –	$ (106,539)
Total Other Financial Instruments	$ (106,539)	$ –	$ –	$ (106,539)

(a) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
(b) The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of July 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

Sector Classification as of July 31, 2026
(% of Total Investments)
Financials	$ 22,102,078	22.9%
Energy	20,427,157	21.1
Consumer Discretionary	16,844,527	17.4
Industrials	12,846,576	13.3
Health Care	10,550,368	10.9
Information Technology	5,294,277	5.5
Materials	3,876,518	4.0
Communication Services	1,983,481	2.1
Consumer Staples	1,974,753	2.0
Utilities	757,172	0.8
	$ 96,656,907	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.